Equity Method Investments - Financial Information of Joint Ventures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2013
Schedule of Equity Method Investments [Line Items]
Vessels and equipment	$ 1,922,662	$ 1,949,640
Net investments in direct financing leases - non-current	699,695	403,386
Current portion of long-term debt	97,114	86,489
Long-term debt	1,777,507	1,413,353		963,000
Other liabilities - non-current	73,140	73,568
Voyage revenues	399,276	392,900	380,469
Income from vessel operations	176,356	147,791	173,503
Net income	213,315	139,142	97,356
Equity method investments [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	234,677	155,943
Other assets - current	85,866	57,868
Vessels and equipment	2,117,901	1,653,273
Net investments in direct financing leases - non-current	1,907,458	1,938,011
Other assets - non-current	207,454	180,898
Current portion of long-term debt	442,038	1,075,853
Other liabilities - current	139,301	122,702
Long-term debt	2,491,253	1,603,118
Other liabilities - non-current	357,036	446,733
Voyage revenues	625,445	412,974	167,094
Income from vessel operations	334,380	278,067	124,553
Realized and unrealized gain (loss) on derivative instruments	16,334	(39,428)	(41,622)
Net income	$ 276,174	$ 180,059	$ 51,492